Finance and Operating Leases	12 Months Ended
Dec. 31, 2023
Finance And Operating Leases
Finance and Operating Leases

12. Finance and Operating Leases

The Company leases offices and motor vehicles. The leases are for periods of two to five years.

The Company recognized the following total lease cost related to the Company’s lease arrangements:

	For the year ended December 31,
	2023	2022
Finance lease and operating lease costs	155,267	99,823
Expenses relating to short-term leases	11,217	19,892
Total lease cost	$166,484	$119,715

During the year ended December 31, 2023, the Company entered into a lease for the rental of property and recognized right-of-use assets and lease liabilities of approximately $140,000.

During the year ended December 31, 2022, the Company (i) terminated a lease for the rental of property and the related right-of-use assets and lease liabilities were written off in the amount of approximately $55,000, and (ii) entered into  a lease for the rental of property and recognized right-of-use assets and lease liabilities of approximately $370,000.

As of December 31, 2023, the Company’s remaining lease payments are as follows:

Leases
2024	$189,499
2025	199,401
Total remaining lease payments (undiscounted)	388,900
Less: imputed interest	16,766
Present value of lease liabilities	$372,134

Supplemental balance sheet information related to leases:

		As of December 31,
	Classification	2023	2022
Assets:
Operating lease assets	Right-of-use lease assets	$338,481	$341,625
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$177,761	$124,095
Lease liability – non-current	Non-current liabilities – lease liabilities	$194,373	$229,076

Other information related to leases for the years ended December 31, 2023 and 2022:

	2023	2022
Weighted-average remaining lease term (years) - operating leases	2.0	2.8
Weighted-average discount rate - operating leases	3.9%	3.2%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-
Operating cash flows from operating leases	$120,781	$83,859